Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Land	$ 55	$ 54
Buildings	519	511
Leasehold and land improvements	1,214	1,188
Cable and wire	1,802	1,740
Network and switching equipment	2,361	2,348
Cell site equipment	3,411	3,383
Office furniture and equipment	480	508
Other operating assets and equipment	194	187
System development	1,387	1,523
Work in process	319	237
Total property, plant and equipment, gross	11,742	11,679
Accumulated depreciation and amortization	(8,318)	(8,124)
Property, plant and equipment, net	3,424	3,555
Depreciation and amortization expense	817	820	$ 811
(Gain) loss on asset disposals, net	21	27	22
TDS Telecom Wireline
Property, Plant and Equipment [Line Items]
(Gain) loss on asset disposals, net	$ 1	2	$ 5
TDS Telecom Wireline | Depreciation out-of-period adjustment
Property, Plant and Equipment [Line Items]
Out-of-period adjustment description	During 2016, TDS recorded an out-of-period adjustment attributable to 2014 and 2015 related to the over-depreciation of certain assets in the Wireline segment. TDS has determined that this adjustment was not material to the prior annual periods and also was not material to 2016 results. As a result of this out-of-period adjustment, Depreciation, amortization and accretion expense decreased by $4 million in 2016. This adjustment was made in the second quarter of 2016.
TDS Telecom Wireline | Depreciation out-of-period adjustment | Depreciation, amortization and accretion
Property, Plant and Equipment [Line Items]
Out-of-period adjustment		$ (4)
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cable and wire | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years
Cable and wire | Maximum
Property, Plant and Equipment [Line Items]
Useful life	35 years
Network and switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Network and switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	13 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	12 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years